Identifiable intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Identifiable intangible assets
13 Identifiable intangible assets
Identifiable intangible assets with finite useful lives consist entirely of in-process R&D costs, patents and trademarks with such assets expected to be fully amortized by 2021. Changes in the carrying value of the Company's identifiable intangible assets with finite useful lives are summarized below.

	Year ended December 31, 2018			Year ended December 31, 2017
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	34,246	(34,156)	90	30,032	(29,962)	70
Additions	—	—	—	—	—	—
Impairment (loss) reversal*	—	—	—	—	44	44
Recurring amortization expense*	—	(23)	(23)	—	(38)	(38)
Impact of foreign exchange rate changes	(1,603)	1,598	(5)	4,214	(4,200)	14
Balances – End of the year	32,643	(32,581)	62	34,246	(34,156)	90
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* Recorded as R&D costs in the consolidated statements of comprehensive income (loss).